Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Summary of Carrying Values and Estimated Fair Values of Long-Term Debt and Commodity Purchase Contracts

The following is a summary of the carrying values and estimated fair values of our long-term debt and commodity purchase contracts as of December 31, 2015 and 2014:

	December 31, 2015		December 31, 2014
(In millions)	Carrying Value	Fair Value	Carrying Value	Fair Value
Level 1:
Long-term debt:
4.625 Notes (net of debt issuance costs totaling $9.6 million and $11.3 million at December 31, 2015 and 2014, respectively)	$678.4	$635.1	$676.7	$651.9
4.875 Notes (net of debt issuance costs totaling $5.8 million and $6.5 million at December 31, 2015 and 2014, respectively)	$444.2	$408.4	$443.5	$426.7
Level 2:
Long-term debt:
Term Loan Facility (net of debt issuance costs totaling $2.4 million at December 31, 2014)	$—	$—	$192.1	$194.4
New Term Loan Facility (net of deferred financing fees totaling $3.1 million at December 31, 2015)	$244.4	$247.8	$—	$—
Derivative instruments:
Commodity purchase contracts	$(0.4)	$(0.4)	$(12.9)	$(12.9)